SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING
Segment information is prepared on the same basis that our chief operating decision maker reviews financial information for operational decision making purposes. We have two reportable operating segments: the U.S. and Canada.
U.S. As of December 31, 2018, we operated a total of 213 U.S. retail locations and we have an online presence in 27 states. We provide Single-Pay loans, Installment loans and Open-End loans, vehicle title loans, check cashing, gold buying, money transfer services, reloadable prepaid debit cards and a number of other ancillary financial products and services to our customers in the U.S.

Canada. We operate under the Cash Money and LendDirect brands in Canada. As of December 31, 2018, we operated a total of 200 stores across seven Canadian provinces and territories and we have an online presence in five provinces. We provide Single-Pay loans, Installment loans and Open-End loans, check cashing, money transfer services, foreign currency exchange, reloadable prepaid debit cards, and a number of other ancillary financial products and services to our customers in Canada.

Management’s evaluation of segment performance utilizes gross margin and operating profit before the allocation of interest expense and professional services. The following reporting segment results reflect this basis for evaluation and were determined in accordance with the same accounting principles used in our consolidated financial statements.
The following table presents summarized financial information concerning our reportable segments:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Revenues by segment:
U.S.	$853,141	$737,729	$606,798
Canada	191,932	186,408	188,078
Consolidated revenue	$1,045,073	$924,137	$794,876
Gross margin by segment:
U.S.	$284,828	$267,215	$204,328
Canada	40,642	67,950	78,639
Consolidated gross margin	$325,470	$335,165	$282,967
Segment operating income (loss):
U.S.	$1,117	$51,459	$56,778
Canada	17,001	50,797	60,482
Consolidated operating profit	$18,118	$102,256	$117,260
Expenditures for long-lived assets by segment:
U.S.	$11,105	$7,406	$10,125
Canada	2,928	1,311	5,872
Consolidated expenditures for long-lived assets	$14,033	$8,717	$15,997
The following table provides the proportion of gross loans receivable by segment:

(in thousands)	December 31, 2018	December 31, 2017
U.S.	$361,473	$308,696
Canada	210,058	104,551
Total gross loans receivable	$571,531	$413,247

The following table presents our net long-lived assets, comprised of property and equipment, by segment. These amounts are aggregated on a legal entity basis and do not necessarily reflect where the asset is physically located:

(in thousands)	December 31, 2018	December 31, 2017
U.S.	$47,918	$52,627
Canada	28,832	32,924
Total	$76,750	$85,551

Our chief operating decision maker does not review assets by segment for purposes of allocating resources or decision-making purposes; therefore, total assets by segment are not disclosed.